FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA V

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA V

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA V

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA V indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA V as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares	TA Aegon Sustainable Equity Income Service Class
Access VP High Yield	TA Aegon U.S. Government Securities Service Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock Global Real Estate Securities Service Class
Franklin Allocation Class 4 Shares	TA BlackRock Government Money Market Service Class
ProFund VP Asia 30	TA BlackRock iShares Edge 40 Service Class
ProFund VP Basic Materials	TA BlackRock Tactical Allocation Service Class
ProFund VP Bull	TA International Growth Service Class
ProFund VP Consumer Services	TA Janus Balanced Service Class
ProFund VP Emerging Markets	TA Janus Mid-Cap Growth Service Class
ProFund VP Europe 30	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Falling U.S. Dollar	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Financials	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Government Money Market	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP International	TA JPMorgan Core Bond Service Class
ProFund VP Japan	TA JPMorgan Enhanced Index Service Class
ProFund VP Mid-Cap	TA JPMorgan International Moderate Growth Service Class
ProFund VP NASDAQ-100	TA JPMorgan Tactical Allocation Service Class
ProFund VP Oil & Gas	TA Managed Risk - Balanced ETF Service Class
ProFund VP Pharmaceuticals	TA Managed Risk - Conservative ETF Service Class
ProFund VP Precious Metals	TA Managed Risk - Growth ETF Service Class
ProFund VP Short Emerging Markets	TA Morgan Stanley Capital Growth Service Class
ProFund VP Short International	TA Multi-Managed Balanced Service Class
ProFund VP Short NASDAQ-100	TA PIMCO Tactical - Balanced Service Class
ProFund VP Short Small-Cap	TA PIMCO Tactical - Conservative Service Class
ProFund VP Small-Cap	TA PIMCO Tactical - Growth Service Class
ProFund VP Small-Cap Value	TA PIMCO Total Return Service Class
ProFund VP Telecommunications	TA QS Investors Active Asset Allocation - Conservative Service Class
ProFund VP U.S. Government Plus	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
ProFund VP UltraSmall-Cap	TA Small/Mid Cap Value Service Class
ProFund VP Utilities	TA T. Rowe Price Small Cap Service Class
TA Aegon High Yield Bond Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA V based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA V in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA V since 2014.

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Wealth Strategy Class B Shares	5,250.624	$56,655	$54,974	$(3)	$54,971	23,854	$2.204533	$13.056547
Access VP High Yield	449.243	12,722	12,174	(2)	12,172	6,702	1.774485	11.075995
Fidelity® VIP Index 500 Service Class 2	2,069.943	362,787	759,110	175	759,285	223,999	3.193051	16.767226
Franklin Allocation Class 4 Shares	106,736.029	676,571	599,856	18	599,874	252,827	2.302521	12.618067
ProFund VP Asia 30	276.931	18,715	21,011	(21)	20,990	15,669	1.279966	17.251257
ProFund VP Basic Materials	858.291	48,274	59,531	10	59,541	41,602	1.388602	12.909006
ProFund VP Bull	3,089.200	130,461	183,437	9	183,446	90,587	1.977578	15.723561
ProFund VP Consumer Services	3,721.957	261,835	283,427	(5)	283,422	84,118	3.303831	17.877848
ProFund VP Emerging Markets	1,262.914	35,476	46,273	3	46,276	44,095	1.012487	16.490467
ProFund VP Europe 30	538.676	11,597	11,183	-	11,183	13,918	0.767427	10.300772
ProFund VP Falling U.S. Dollar	361.637	7,574	6,643	2	6,645	11,172	0.578982	9.926653
ProFund VP Financials	395.948	14,536	16,475	(2)	16,473	15,253	1.058028	12.646535
ProFund VP Government Money Market	226,018.126	226,018	226,018	5	226,023	272,698	0.813150	9.636105
ProFund VP International	721.639	14,884	14,808	3	14,811	17,737	0.794498	12.004377
ProFund VP Japan	-	-	-	-	-	-	1.038451	13.443921
ProFund VP Mid-Cap	900.224	16,201	16,339	(5)	16,334	8,379	1.855794	12.604879
ProFund VP NASDAQ-100	476.028	26,716	33,669	(7)	33,662	6,992	4.607560	23.872132
ProFund VP Oil & Gas	1,531.942	65,890	28,770	(1)	28,769	62,339	0.447718	5.170291
ProFund VP Pharmaceuticals	47.494	1,642	1,830	(8)	1,822	882	2.026344	12.422663
ProFund VP Precious Metals	246.694	4,611	7,620	(5)	7,615	11,436	0.649994	15.086931
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.136774	4.277532
ProFund VP Short International	-	-	-	-	-	-	0.238856	6.093908
ProFund VP Short NASDAQ-100	2.318	48	42	1	43	795	0.051299	2.887680
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.092612	4.969442
ProFund VP Small-Cap	8.444	305	336	(3)	333	187	1.752268	13.181973
ProFund VP Small-Cap Value	582.523	23,377	24,711	(14)	24,697	14,410	1.641086	10.810997
ProFund VP Telecommunications	394.096	12,745	12,710	(2)	12,708	12,329	0.993247	9.207811
ProFund VP U.S. Government Plus	3,478.666	102,701	106,273	5	106,278	49,583	2.101736	14.004870
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	1.933024	14.277993
ProFund VP Utilities	532.594	22,081	19,903	(11)	19,892	11,295	1.696394	12.976533
TA Aegon High Yield Bond Service Class	10,937.330	84,781	85,202	1	85,203	40,141	2.001730	11.768869
TA Aegon Sustainable Equity Income Service Class	40,726.066	811,435	718,001	5	718,006	326,756	1.865424	10.946791
TA Aegon U.S. Government Securities Service Class	75,356.598	893,287	909,554	2	909,556	658,203	1.308899	11.258627
TA BlackRock Global Real Estate Securities Service Class	9,757.897	119,703	111,142	(1)	111,141	48,536	1.750251	11.617103
TA BlackRock Government Money Market Service Class	476,284.420	476,284	476,284	(37)	476,247	518,577	0.880034	9.785780
TA BlackRock iShares Edge 40 Service Class	17,064.080	150,250	169,105	-	169,105	100,230	1.624442	12.469622
TA BlackRock Tactical Allocation Service Class	16,947.076	262,390	283,355	9	283,364	202,001	1.370747	13.369722
TA International Growth Service Class	30,172.441	249,288	290,259	3	290,262	195,409	1.444163	15.096359
TA Janus Balanced Service Class	4,792.648	68,482	87,130	-	87,130	47,093	1.810247	15.281695
TA Janus Mid-Cap Growth Service Class	3,461.454	114,184	142,058	13	142,071	39,014	3.523921	19.226160
TA JPMorgan Asset Allocation - Conservative Service Class	485,021.588	5,026,389	5,407,991	(22)	5,407,969	2,960,562	1.690671	12.863252
TA JPMorgan Asset Allocation - Growth Service Class	203,733.493	2,389,568	2,858,381	(20)	2,858,361	1,073,129	2.396911	16.282443

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA JPMorgan Asset Allocation - Moderate Service Class	1,477,555.152	$16,443,935	$18,646,746	$(257)	$18,646,489	9,086,979	$1.910169	$13.510341
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,268,420.703	26,582,594	29,648,259	234	29,648,493	13,046,399	2.085866	14.304571
TA JPMorgan Core Bond Service Class	43,947.627	627,271	643,833	(4)	643,829	409,375	1.478334	11.399072
TA JPMorgan Enhanced Index Service Class	5,591.034	109,005	133,961	(10)	133,951	41,250	3.094213	16.640578
TA JPMorgan International Moderate Growth Service Class	344,005.864	3,114,605	3,797,825	(33)	3,797,792	2,802,504	1.299905	13.584676
TA JPMorgan Tactical Allocation Service Class	4,735.997	72,732	80,654	10	80,664	52,928	1.348610	12.474891
TA Managed Risk - Balanced ETF Service Class	20,056.537	217,247	259,130	1	259,131	175,020	1.439065	12.305427
TA Managed Risk - Conservative ETF Service Class	675.698	8,170	8,642	-	8,642	5,848	1.445846	11.918327
TA Managed Risk - Growth ETF Service Class	121,572.545	1,163,558	1,308,121	(16)	1,308,105	829,256	1.514560	12.851138
TA Morgan Stanley Capital Growth Service Class	20,752.252	389,917	774,474	(43)	774,431	98,124	7.651925	37.759243
TA Multi-Managed Balanced Service Class	379,470.134	5,350,573	6,306,794	19	6,306,813	2,114,545	2.739304	14.488757
TA PIMCO Tactical - Balanced Service Class	1,548.145	18,188	18,996	(1)	18,995	13,766	1.321061	12.850300
TA PIMCO Tactical - Conservative Service Class	3,048.649	34,092	37,529	(2)	37,527	29,874	1.256176	12.796092
TA PIMCO Tactical - Growth Service Class	2,044.243	22,974	24,224	-	24,224	18,235	1.304178	13.261226
TA PIMCO Total Return Service Class	75,224.624	855,026	899,687	5	899,692	561,804	1.473464	11.467446
TA QS Investors Active Asset Allocation - Conservative Service Class	4,429.467	46,841	49,389	(1)	49,388	37,915	1.301748	12.151379
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	5,967.916	69,606	64,334	-	64,334	47,454	1.314648	11.604368
TA Small/Mid Cap Value Service Class	34,180.519	634,227	634,732	(18)	634,714	162,337	3.519632	12.319474
TA T. Rowe Price Small Cap Service Class	39,753.422	556,314	696,082	(11)	696,071	155,667	4.431151	17.203798
TA WMC US Growth Service Class	31,565.733	833,430	1,336,809	14	1,336,823	307,664	4.107652	23.044641

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	AB Balanced Wealth Strategy Class B Shares Subaccount	Access VP High Yield Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund VP Asia 30 Subaccount

Net Assets as of December 31, 2018:	$65,104	$12,694	$520,381	$581,328	$11,940

Investment Income:
Reinvested Dividends	1,592	603	10,358	20,766	32
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,160	218	9,889	10,793	249

Net Investment Income (Loss)	432	385	469	9,973	(217)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,257	-	8,834	39,951	-
Realized Gain (Loss) on Investments	(1,691)	(21)	21,695	(2,538)	(87)

Net Realized Capital Gains (Losses) on Investments	6,566	(21)	30,529	37,413	(87)
Net Change in Unrealized Appreciation (Depreciation)	3,110	948	117,805	51,796	2,939

Net Gain (Loss) on Investment	9,676	927	148,334	89,209	2,852

Net Increase (Decrease) in Net Assets Resulting from Operations	10,108	1,312	148,803	99,182	2,635

Increase (Decrease) in Net Assets from Contract Transactions	(8,140)	(832)	(33,203)	(45,134)	10,230

Total Increase (Decrease) in Net Assets	1,968	480	115,600	54,048	12,865

Net Assets as of December 31, 2019:	$67,072	$13,174	$635,981	$635,376	$24,805

Investment Income:
Reinvested Dividends	1,076	658	10,179	8,226	127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	861	202	10,647	10,322	229

Net Investment Income (Loss)	215	456	(468)	(2,096)	(102)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,533	-	2,084	158,513	1,157
Realized Gain (Loss) on Investments	(1,196)	(88)	7,511	(30,936)	919

Net Realized Capital Gains (Losses) on Investments	337	(88)	9,595	127,577	2,076
Net Change in Unrealized Appreciation (Depreciation)	3,517	(617)	95,354	(71,160)	1,923

Net Gain (Loss) on Investment	3,854	(705)	104,949	56,417	3,999

Net Increase (Decrease) in Net Assets Resulting from Operations	4,069	(249)	104,481	54,321	3,897

Increase (Decrease) in Net Assets from Contract Transactions	(16,170)	(753)	18,823	(89,823)	(7,712)

Total Increase (Decrease) in Net Assets	(12,101)	(1,002)	123,304	(35,502)	(3,815)

Net Assets as of December 31, 2020:	$54,971	$12,172	$759,285	$599,874	$20,990

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount

Net Assets as of December 31, 2018:	$49,061	$134,560	$205,336	$32,558	$5,444

Investment Income:
Reinvested Dividends	177	404	-	151	162
Investment Expense:
Mortality and Expense Risk and Administrative Charges	832	2,602	4,089	557	93

Net Investment Income (Loss)	(655)	(2,198)	(4,089)	(406)	69

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,546	2,622	10,043	-	-
Realized Gain (Loss) on Investments	500	4,960	5,310	(1,625)	(190)

Net Realized Capital Gains (Losses) on Investments	2,046	7,582	15,353	(1,625)	(190)
Net Change in Unrealized Appreciation (Depreciation)	6,219	31,536	36,564	7,978	1,125

Net Gain (Loss) on Investment	8,265	39,118	51,917	6,353	935

Net Increase (Decrease) in Net Assets Resulting from Operations	7,610	36,920	47,828	5,947	1,004

Increase (Decrease) in Net Assets from Contract Transactions	(3,163)	(6,165)	(10,363)	6,727	(489)

Total Increase (Decrease) in Net Assets	4,447	30,755	37,465	12,674	515

Net Assets as of December 31, 2019:	$53,508	$165,315	$242,801	$45,232	$5,959

Investment Income:
Reinvested Dividends	328	143	-	197	127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	783	2,644	3,961	543	82

Net Investment Income (Loss)	(455)	(2,501)	(3,961)	(346)	45

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,950	7,922	79,036	-	-
Realized Gain (Loss) on Investments	(3)	(755)	7,229	1,098	(101)

Net Realized Capital Gains (Losses) on Investments	3,947	7,167	86,265	1,098	(101)
Net Change in Unrealized Appreciation (Depreciation)	3,221	16,656	(28,500)	7,022	(546)

Net Gain (Loss) on Investment	7,168	23,823	57,765	8,120	(647)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,713	21,322	53,804	7,774	(602)

Increase (Decrease) in Net Assets from Contract Transactions	(680)	(3,191)	(13,183)	(6,730)	5,826

Total Increase (Decrease) in Net Assets	6,033	18,131	40,621	1,044	5,224

Net Assets as of December 31, 2020:	$59,541	$183,446	$283,422	$46,276	$11,183

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2018:	$7,765	$35,186	$225,710	$20,070	$-

Investment Income:
Reinvested Dividends	3	88	1,807	41	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	121	449	3,914	273	7

Net Investment Income (Loss)	(118)	(361)	(2,107)	(232)	(7)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	824	-	-	-
Realized Gain (Loss) on Investments	(109)	4,615	-	(876)	52

Net Realized Capital Gains (Losses) on Investments	(109)	5,439	-	(876)	52
Net Change in Unrealized Appreciation (Depreciation)	(78)	2,538	-	4,221	-

Net Gain (Loss) on Investment	(187)	7,977	-	3,345	52

Net Increase (Decrease) in Net Assets Resulting from Operations	(305)	7,616	(2,107)	3,113	45

Increase (Decrease) in Net Assets from Contract Transactions	(244)	(24,937)	(2,084)	(8,614)	(45)

Total Increase (Decrease) in Net Assets	(549)	(17,321)	(4,191)	(5,501)	-

Net Assets as of December 31, 2019:	$7,216	$17,865	$221,519	$14,569	$-

Investment Income:
Reinvested Dividends	23	103	96	67	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97	252	3,826	190	2

Net Investment Income (Loss)	(74)	(149)	(3,730)	(123)	(2)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,124	-	-	-
Realized Gain (Loss) on Investments	(656)	40	-	(108)	-

Net Realized Capital Gains (Losses) on Investments	(656)	1,164	-	(108)	-
Net Change in Unrealized Appreciation (Depreciation)	854	(1,718)	-	665	-

Net Gain (Loss) on Investment	198	(554)	-	557	-

Net Increase (Decrease) in Net Assets Resulting from Operations	124	(703)	(3,730)	434	(2)

Increase (Decrease) in Net Assets from Contract Transactions	(695)	(689)	8,234	(192)	2

Total Increase (Decrease) in Net Assets	(571)	(1,392)	4,504	242	-

Net Assets as of December 31, 2020:	$6,645	$16,473	$226,023	$14,811	$-

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount

Net Assets as of December 31, 2018:	$16,956	$44,454	$47,020	$7,224	$18,010

Investment Income:
Reinvested Dividends	31	-	641	14	7
Investment Expense:
Mortality and Expense Risk and Administrative Charges	280	627	773	81	338

Net Investment Income (Loss)	(249)	(627)	(132)	(67)	(331)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	232	1,519	204	-
Realized Gain (Loss) on Investments	(868)	1,494	(2,670)	295	(510)

Net Realized Capital Gains (Losses) on Investments	(868)	1,726	(1,151)	499	(510)
Net Change in Unrealized Appreciation (Depreciation)	4,435	11,836	4,591	(9)	8,441

Net Gain (Loss) on Investment	3,567	13,562	3,440	490	7,931

Net Increase (Decrease) in Net Assets Resulting from Operations	3,318	12,935	3,308	423	7,600

Increase (Decrease) in Net Assets from Contract Transactions	(3,643)	(13,049)	(5,032)	(5,942)	(1,242)

Total Increase (Decrease) in Net Assets	(325)	(114)	(1,724)	(5,519)	6,358

Net Assets as of December 31, 2019:	$16,631	$44,340	$45,296	$1,705	$24,368

Investment Income:
Reinvested Dividends	187	-	713	2	25
Investment Expense:
Mortality and Expense Risk and Administrative Charges	225	546	457	28	255

Net Investment Income (Loss)	(38)	(546)	256	(26)	(230)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,764	2,440	315	-	-
Realized Gain (Loss) on Investments	(5,374)	6,099	(2,704)	(4)	6,365

Net Realized Capital Gains (Losses) on Investments	390	8,539	(2,389)	(4)	6,365
Net Change in Unrealized Appreciation (Depreciation)	963	507	(14,315)	203	(505)

Net Gain (Loss) on Investment	1,353	9,046	(16,704)	199	5,860

Net Increase (Decrease) in Net Assets Resulting from Operations	1,315	8,500	(16,448)	173	5,630

Increase (Decrease) in Net Assets from Contract Transactions	(1,612)	(19,178)	(79)	(56)	(22,383)

Total Increase (Decrease) in Net Assets	(297)	(10,678)	(16,527)	117	(16,753)

Net Assets as of December 31, 2020:	$16,334	$33,662	$28,769	$1,822	$7,615

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount

Net Assets as of December 31, 2018:	$-	$-	$216	$-	$7,895

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	3	-	68

Net Investment Income (Loss)	-	-	(3)	-	(68)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(4)	-	(669)

Net Realized Capital Gains (Losses) on Investments	-	-	(4)	-	(669)
Net Change in Unrealized Appreciation (Depreciation)	-	-	(55)	-	1,972

Net Gain (Loss) on Investment	-	-	(59)	-	1,303

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(62)	-	1,235

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(2)	-	(8,823)

Total Increase (Decrease) in Net Assets	-	-	(64)	-	(7,588)

Net Assets as of December 31, 2019:	$-	$-	$152	$-	$307

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	1	-	4

Net Investment Income (Loss)	-	-	(1)	-	(4)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	11
Realized Gain (Loss) on Investments	-	-	(179)	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	(179)	-	11
Net Change in Unrealized Appreciation (Depreciation)	-	-	170	-	39

Net Gain (Loss) on Investment	-	-	(9)	-	50

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(10)	-	46

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(99)	-	(20)

Total Increase (Decrease) in Net Assets	-	-	(109)	-	26

Net Assets as of December 31, 2020:	$-	$-	$43	$-	$333

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount

Net Assets as of December 31, 2018:	$5,963	$25,723	$29,728	$-	$36,623

Investment Income:
Reinvested Dividends	-	608	276	-	578
Investment Expense:
Mortality and Expense Risk and Administrative Charges	103	356	557	-	599

Net Investment Income (Loss)	(103)	252	(281)	-	(21)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	2,170
Realized Gain (Loss) on Investments	(83)	(907)	257	-	784

Net Realized Capital Gains (Losses) on Investments	(83)	(907)	257	-	2,954
Net Change in Unrealized Appreciation (Depreciation)	1,397	4,049	4,892	-	4,398

Net Gain (Loss) on Investment	1,314	3,142	5,149	-	7,352

Net Increase (Decrease) in Net Assets Resulting from Operations	1,211	3,394	4,868	-	7,331

Increase (Decrease) in Net Assets from Contract Transactions	13,521	(11,478)	(1,681)	-	(6,610)

Total Increase (Decrease) in Net Assets	14,732	(8,084)	3,187	-	721

Net Assets as of December 31, 2019:	$20,695	$17,639	$32,915	$-	$37,344

Investment Income:
Reinvested Dividends	2	161	17	-	370
Investment Expense:
Mortality and Expense Risk and Administrative Charges	140	243	1,691	-	371

Net Investment Income (Loss)	(138)	(82)	(1,674)	-	(1)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,010	-	7,805	-	5,169
Realized Gain (Loss) on Investments	(618)	(755)	728	-	(2,962)

Net Realized Capital Gains (Losses) on Investments	392	(755)	8,533	-	2,207
Net Change in Unrealized Appreciation (Depreciation)	858	283	(1,834)	-	(5,735)

Net Gain (Loss) on Investment	1,250	(472)	6,699	-	(3,528)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,112	(554)	5,025	-	(3,529)

Increase (Decrease) in Net Assets from Contract Transactions	2,890	(4,377)	68,338	-	(13,923)

Total Increase (Decrease) in Net Assets	4,002	(4,931)	73,363	-	(17,452)

Net Assets as of December 31, 2020:	$24,697	$12,708	$106,278	$-	$19,892

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount

Net Assets as of December 31, 2018:	$111,209	$878,466	$1,289,857	$247,245	$728,862

Investment Income:
Reinvested Dividends	6,525	21,064	14,699	1,304	11,028
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,785	15,438	14,907	3,982	9,941

Net Investment Income (Loss)	4,740	5,626	(208)	(2,678)	1,087

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	145,517	-	-	-
Realized Gain (Loss) on Investments	(217)	37,978	(24,865)	(3,182)	-

Net Realized Capital Gains (Losses) on Investments	(217)	183,495	(24,865)	(3,182)	-
Net Change in Unrealized Appreciation (Depreciation)	8,229	(4,504)	69,726	58,095	-

Net Gain (Loss) on Investment	8,012	178,991	44,861	54,913	-

Net Increase (Decrease) in Net Assets Resulting from Operations	12,752	184,617	44,653	52,235	1,087

Increase (Decrease) in Net Assets from Contract Transactions	(20,235)	(85,842)	(630,262)	(81,058)	(185,330)

Total Increase (Decrease) in Net Assets	(7,483)	98,775	(585,609)	(28,823)	(184,243)

Net Assets as of December 31, 2019:	$103,726	$977,241	$704,248	$218,422	$544,619

Investment Income:
Reinvested Dividends	5,513	18,853	19,273	12,693	1,485
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,426	11,087	21,329	1,899	9,227

Net Investment Income (Loss)	4,087	7,766	(2,056)	10,794	(7,742)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	84,100	1,594	7,702	-
Realized Gain (Loss) on Investments	(5,514)	(24,207)	87,515	(3,303)	-

Net Realized Capital Gains (Losses) on Investments	(5,514)	59,893	89,109	4,399	-
Net Change in Unrealized Appreciation (Depreciation)	695	(160,871)	3,938	(18,248)	-

Net Gain (Loss) on Investment	(4,819)	(100,978)	93,047	(13,849)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(732)	(93,212)	90,991	(3,055)	(7,742)

Increase (Decrease) in Net Assets from Contract Transactions	(17,791)	(166,023)	114,317	(104,226)	(60,630)

Total Increase (Decrease) in Net Assets	(18,523)	(259,235)	205,308	(107,281)	(68,372)

Net Assets as of December 31, 2020:	$85,203	$718,006	$909,556	$111,141	$476,247

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA International Growth Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$161,139	$472,191	$294,491	$126,663	$233,016

Investment Income:
Reinvested Dividends	3,479	10,654	3,393	1,909	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,698	7,238	4,951	2,181	3,748

Net Investment Income (Loss)	781	3,416	(1,558)	(272)	(3,748)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,338	22,490	41,574	6,239	12,804
Realized Gain (Loss) on Investments	1,751	(2,952)	10,433	804	17,336

Net Realized Capital Gains (Losses) on Investments	25,089	19,538	52,007	7,043	30,140
Net Change in Unrealized Appreciation (Depreciation)	(4,695)	46,291	11,334	18,146	44,216

Net Gain (Loss) on Investment	20,394	65,829	63,341	25,189	74,356

Net Increase (Decrease) in Net Assets Resulting from Operations	21,175	69,245	61,783	24,917	70,608

Increase (Decrease) in Net Assets from Contract Transactions	(8,594)	(287,136)	(92,917)	(5,281)	(91,192)

Total Increase (Decrease) in Net Assets	12,581	(217,891)	(31,134)	19,636	(20,584)

Net Assets as of December 31, 2019:	$173,720	$254,300	$263,357	$146,299	$212,432

Investment Income:
Reinvested Dividends	3,748	4,517	4,929	2,226	50
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,645	3,830	3,833	2,262	2,011

Net Investment Income (Loss)	1,103	687	1,096	(36)	(1,961)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,186	14,367	-	6,144	10,787
Realized Gain (Loss) on Investments	1,895	(37)	(10,456)	9,344	30,765

Net Realized Capital Gains (Losses) on Investments	3,081	14,330	(10,456)	15,488	41,552
Net Change in Unrealized Appreciation (Depreciation)	7,957	14,250	47,747	1,741	(18,672)

Net Gain (Loss) on Investment	11,038	28,580	37,291	17,229	22,880

Net Increase (Decrease) in Net Assets Resulting from Operations	12,141	29,267	38,387	17,193	20,919

Increase (Decrease) in Net Assets from Contract Transactions	(16,756)	(203)	(11,482)	(76,362)	(91,280)

Total Increase (Decrease) in Net Assets	(4,615)	29,064	26,905	(59,169)	(70,361)

Net Assets as of December 31, 2020:	$169,105	$283,364	$290,262	$87,130	$142,071

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount

Net Assets as of December 31, 2018:	$6,772,114	$1,893,379	$18,931,404	$30,559,880	$438,883

Investment Income:
Reinvested Dividends	127,147	31,199	365,144	607,329	16,766
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96,095	31,922	300,083	489,271	9,090

Net Investment Income (Loss)	31,052	(723)	65,061	118,058	7,676

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	200,909	195,289	1,066,728	2,673,867	-
Realized Gain (Loss) on Investments	30,173	46,347	622,118	1,026,957	944

Net Realized Capital Gains (Losses) on Investments	231,082	241,636	1,688,846	3,700,824	944
Net Change in Unrealized Appreciation (Depreciation)	417,880	205,272	796,465	1,348,256	16,313

Net Gain (Loss) on Investment	648,962	446,908	2,485,311	5,049,080	17,257

Net Increase (Decrease) in Net Assets Resulting from Operations	680,014	446,185	2,550,372	5,167,138	24,933

Increase (Decrease) in Net Assets from Contract Transactions	(2,166,059)	(30,359)	(2,550,481)	(4,003,684)	265,271

Total Increase (Decrease) in Net Assets	(1,486,045)	415,826	(109)	1,163,454	290,204

Net Assets as of December 31, 2019:	$5,286,069	$2,309,205	$18,931,295	$31,723,334	$729,087

Investment Income:
Reinvested Dividends	112,529	31,328	343,290	516,880	22,199
Investment Expense:
Mortality and Expense Risk and Administrative Charges	78,083	32,749	273,553	442,853	11,133

Net Investment Income (Loss)	34,446	(1,421)	69,737	74,027	11,066

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	123,382	170,438	529,172	1,494,554	1,660
Realized Gain (Loss) on Investments	(27,059)	(17,617)	558,765	1,065,834	5,361

Net Realized Capital Gains (Losses) on Investments	96,323	152,821	1,087,937	2,560,388	7,021
Net Change in Unrealized Appreciation (Depreciation)	338,835	307,144	536,905	615,408	18,231

Net Gain (Loss) on Investment	435,158	459,965	1,624,842	3,175,796	25,252

Net Increase (Decrease) in Net Assets Resulting from Operations	469,604	458,544	1,694,579	3,249,823	36,318

Increase (Decrease) in Net Assets from Contract Transactions	(347,704)	90,612	(1,979,385)	(5,324,664)	(121,576)

Total Increase (Decrease) in Net Assets	121,900	549,156	(284,806)	(2,074,841)	(85,258)

Net Assets as of December 31, 2020:	$5,407,969	$2,858,361	$18,646,489	$29,648,493	$643,829

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Managed Risk -Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount

Net Assets as of December 31, 2018:	$159,498	$4,010,883	$168,484	$465,945	$8,511

Investment Income:
Reinvested Dividends	1,157	79,195	2,967	9,337	178
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,170	61,517	2,355	7,472	143

Net Investment Income (Loss)	(1,013)	17,678	612	1,865	35

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,281	317,800	1,771	12,439	427
Realized Gain (Loss) on Investments	8,383	160,146	3,647	10,200	23

Net Realized Capital Gains (Losses) on Investments	22,664	477,946	5,418	22,639	450
Net Change in Unrealized Appreciation (Depreciation)	12,590	81,559	8,610	37,834	375

Net Gain (Loss) on Investment	35,254	559,505	14,028	60,473	825

Net Increase (Decrease) in Net Assets Resulting from Operations	34,241	577,183	14,640	62,338	860

Increase (Decrease) in Net Assets from Contract Transactions	(60,655)	(742,440)	(42,092)	(40,084)	(440)

Total Increase (Decrease) in Net Assets	(26,414)	(165,257)	(27,452)	22,254	420

Net Assets as of December 31, 2019:	$133,084	$3,845,626	$141,032	$488,199	$8,931

Investment Income:
Reinvested Dividends	1,476	87,519	1,729	5,263	187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,931	54,411	1,382	5,732	140

Net Investment Income (Loss)	(455)	33,108	347	(469)	47

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,474	326	1,978	3,236	29
Realized Gain (Loss) on Investments	(3,040)	58,527	4,744	39,648	8

Net Realized Capital Gains (Losses) on Investments	6,434	58,853	6,722	42,884	37
Net Change in Unrealized Appreciation (Depreciation)	12,240	326,067	1,113	(43,961)	168

Net Gain (Loss) on Investment	18,674	384,920	7,835	(1,077)	205

Net Increase (Decrease) in Net Assets Resulting from Operations	18,219	418,028	8,182	(1,546)	252

Increase (Decrease) in Net Assets from Contract Transactions	(17,352)	(465,862)	(68,550)	(227,522)	(541)

Total Increase (Decrease) in Net Assets	867	(47,834)	(60,368)	(229,068)	(289)

Net Assets as of December 31, 2020:	$133,951	$3,797,792	$80,664	$259,131	$8,642

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Managed Risk - Growth ETF Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount

Net Assets as of December 31, 2018:	$1,549,467	$118,662	$5,091,030	$12,465	$20,150

Investment Income:
Reinvested Dividends	27,801	-	88,360	34	34
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,440	3,167	88,430	279	734

Net Investment Income (Loss)	3,361	(3,167)	(70)	(245)	(700)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	138,310	13,165	394,493	-	-
Realized Gain (Loss) on Investments	25,960	2,044	60,123	(5)	608

Net Realized Capital Gains (Losses) on Investments	164,270	15,209	454,616	(5)	608
Net Change in Unrealized Appreciation (Depreciation)	93,879	32,096	567,547	3,118	5,706

Net Gain (Loss) on Investment	258,149	47,305	1,022,163	3,113	6,314

Net Increase (Decrease) in Net Assets Resulting from Operations	261,510	44,138	1,022,093	2,868	5,614

Increase (Decrease) in Net Assets from Contract Transactions	(165,666)	291,102	196,978	5,838	10,845

Total Increase (Decrease) in Net Assets	95,844	335,240	1,219,071	8,706	16,459

Net Assets as of December 31, 2019:	$1,645,311	$453,902	$6,310,101	$21,171	$36,609

Investment Income:
Reinvested Dividends	26,634	-	81,716	609	517
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,962	9,758	93,551	264	665

Net Investment Income (Loss)	5,672	(9,758)	(11,835)	345	(148)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,811	25,724	246,966	1,187	2,400
Realized Gain (Loss) on Investments	28,148	85,964	129,141	(428)	156

Net Realized Capital Gains (Losses) on Investments	63,959	111,688	376,107	759	2,556
Net Change in Unrealized Appreciation (Depreciation)	(56,272)	365,211	405,670	(194)	407

Net Gain (Loss) on Investment	7,687	476,899	781,777	565	2,963

Net Increase (Decrease) in Net Assets Resulting from Operations	13,359	467,141	769,942	910	2,815

Increase (Decrease) in Net Assets from Contract Transactions	(350,565)	(146,612)	(773,230)	(3,086)	(1,897)

Total Increase (Decrease) in Net Assets	(337,206)	320,529	(3,288)	(2,176)	918

Net Assets as of December 31, 2020:	$1,308,105	$774,431	$6,306,813	$18,995	$37,527

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Service Class Subaccount	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$2,066	$1,015,860	$21,511	$74,625

Investment Income:
Reinvested Dividends	-	21,426	696	1,198
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32	14,738	643	1,089

Net Investment Income (Loss)	(32)	6,688	53	109

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,634	4,752
Realized Gain (Loss) on Investments	14	2,307	34	324

Net Realized Capital Gains (Losses) on Investments	14	2,307	2,668	5,076
Net Change in Unrealized Appreciation (Depreciation)	404	54,004	387	1,664

Net Gain (Loss) on Investment	418	56,311	3,055	6,740

Net Increase (Decrease) in Net Assets Resulting from Operations	386	62,999	3,108	6,849

Increase (Decrease) in Net Assets from Contract Transactions	(325)	(160,444)	11,488	(8,906)

Total Increase (Decrease) in Net Assets	61	(97,445)	14,596	(2,057)

Net Assets as of December 31, 2019:	$2,127	$918,415	$36,107	$72,568

Investment Income:
Reinvested Dividends	83	37,997	925	1,162
Investment Expense:
Mortality and Expense Risk and Administrative Charges	123	14,044	813	950

Net Investment Income (Loss)	(40)	23,953	112	212

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	176	4,165	683	1,277
Realized Gain (Loss) on Investments	53	8,670	(24)	(1,043)

Net Realized Capital Gains (Losses) on Investments	229	12,835	659	234
Net Change in Unrealized Appreciation (Depreciation)	1,287	16,859	2,775	(3,198)

Net Gain (Loss) on Investment	1,516	29,694	3,434	(2,964)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,476	53,647	3,546	(2,752)

Increase (Decrease) in Net Assets from Contract Transactions	20,621	(72,370)	9,735	(5,482)

Total Increase (Decrease) in Net Assets	22,097	(18,723)	13,281	(8,234)

Net Assets as of December 31, 2020:	$24,224	$899,692	$49,388	$64,334

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$1,117,028	$537,065	$1,012,752

Investment Income:
Reinvested Dividends	6,867	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,914	10,897	19,345

Net Investment Income (Loss)	(9,047)	(10,897)	(19,345)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,040	74,730	103,022
Realized Gain (Loss) on Investments	(32,360)	2,071	43,624

Net Realized Capital Gains (Losses) on Investments	40,680	76,801	146,646
Net Change in Unrealized Appreciation (Depreciation)	189,899	97,324	240,101

Net Gain (Loss) on Investment	230,579	174,125	386,747

Net Increase (Decrease) in Net Assets Resulting from Operations	221,532	163,228	367,402

Increase (Decrease) in Net Assets from Contract Transactions	(419,161)	10,918	(111,801)

Total Increase (Decrease) in Net Assets	(197,629)	174,146	255,601

Net Assets as of December 31, 2019:	$919,399	$711,211	$1,268,353

Investment Income:
Reinvested Dividends	5,605	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,825	9,593	19,128

Net Investment Income (Loss)	(4,220)	(9,593)	(19,128)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,405	43,137	93,500
Realized Gain (Loss) on Investments	(62,235)	(7,598)	91,537

Net Realized Capital Gains (Losses) on Investments	(37,830)	35,539	185,037
Net Change in Unrealized Appreciation (Depreciation)	6,528	85,129	196,639

Net Gain (Loss) on Investment	(31,302)	120,668	381,676

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,522)	111,075	362,548

Increase (Decrease) in Net Assets from Contract Transactions	(249,163)	(126,215)	(294,078)

Total Increase (Decrease) in Net Assets	(284,685)	(15,140)	68,470

Net Assets as of December 31, 2020:	$634,714	$696,071	$1,336,823

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA V (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC). The Separate Account was formerly a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC). Effective October 1, 2020, TPLIC merged into TLIC. The merger did not affect the assets or liabilities of the Separate Account. TLIC is an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Multiple Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
Access One Trust	Access One Trust
Access VP High Yield	Access VP High Yield Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Profunds	Profunds
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

17

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Growth Service Class	Transamerica International Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

18

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

1. Organization (continued) The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Service Class	TA Greystone International Growth Service Class

19

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

20

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$3,367	$17,785
Access VP High Yield	770	1,067
Fidelity® VIP Index 500 Service Class 2	37,387	16,988
Franklin Allocation Class 4 Shares	166,740	100,145
ProFund VP Asia 30	21,620	28,269
ProFund VP Basic Materials	7,924	5,113
ProFund VP Bull	32,672	30,442
ProFund VP Consumer Services	109,580	47,687
ProFund VP Emerging Markets	23,021	30,098
ProFund VP Europe 30	6,260	389
ProFund VP Falling U.S. Dollar	2,430	3,199
ProFund VP Financials	1,551	1,263
ProFund VP Government Money Market	12,915	8,412
ProFund VP International	67	385
ProFund VP Japan	1,887	1,887
ProFund VP Mid-Cap	13,894	9,779
ProFund VP NASDAQ-100	22,402	39,683
ProFund VP Oil & Gas	3,313	2,822
ProFund VP Pharmaceuticals	2	83
ProFund VP Precious Metals	1,475	24,085
ProFund VP Short Emerging Markets	-	-
ProFund VP Short International	-	-
ProFund VP Short NASDAQ-100	77	176
ProFund VP Short Small-Cap	-	-
ProFund VP Small-Cap	12	24
ProFund VP Small-Cap Value	18,022	14,257
ProFund VP Telecommunications	5,133	9,594
ProFund VP U.S. Government Plus	77,938	3,470
ProFund VP UltraSmall-Cap	-	-
ProFund VP Utilities	15,498	24,251
TA Aegon High Yield Bond Service Class	29,593	43,298
TA Aegon Sustainable Equity Income Service Class	182,913	257,069
TA Aegon U.S. Government Securities Service Class	2,247,483	2,133,630
TA BlackRock Global Real Estate Securities Service Class	23,743	109,474
TA BlackRock Government Money Market Service Class	815,276	883,640
TA BlackRock iShares Edge 40 Service Class	5,564	20,030

21

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock Tactical Allocation Service Class	$18,883	$4,032
TA International Growth Service Class	46,462	56,849
TA Janus Balanced Service Class	8,371	78,625
TA Janus Mid-Cap Growth Service Class	59,199	141,656
TA JPMorgan Asset Allocation - Conservative Service Class	546,543	736,423
TA JPMorgan Asset Allocation - Growth Service Class	817,755	558,122
TA JPMorgan Asset Allocation - Moderate Service Class	1,881,634	3,262,014
TA JPMorgan Asset Allocation - Moderate Growth Service Class	4,107,891	7,864,058
TA JPMorgan Core Bond Service Class	53,559	162,406
TA JPMorgan Enhanced Index Service Class	38,603	46,933
TA JPMorgan International Moderate Growth Service Class	135,687	568,116
TA JPMorgan Tactical Allocation Service Class	9,877	76,103
TA Managed Risk - Balanced ETF Service Class	13,938	238,693
TA Managed Risk - Conservative ETF Service Class	218	682
TA Managed Risk - Growth ETF Service Class	93,720	402,803
TA Morgan Stanley Capital Growth Service Class	130,096	260,720
TA Multi-Managed Balanced Service Class	639,698	1,177,804
TA PIMCO Tactical - Balanced Service Class	10,588	12,141
TA PIMCO Tactical - Conservative Service Class	2,918	2,562
TA PIMCO Tactical - Growth Service Class	22,099	1,341
TA PIMCO Total Return Service Class	135,517	179,769
TA QS Investors Active Asset Allocation - Conservative Service Class	13,132	2,602
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	2,440	6,432
TA Small/Mid Cap Value Service Class	83,304	312,280
TA T. Rowe Price Small Cap Service Class	120,784	213,452
TA WMC US Growth Service Class	151,628	371,337

22

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	413	(7,996)	(7,583)	250	(4,245)	(3,995)
Access VP High Yield	63	(493)	(430)	101	(573)	(472)
Fidelity® VIP Index 500 Service Class 2	8,513	(2,391)	6,122	5,059	(16,561)	(11,502)
Franklin Allocation Class 4 Shares	12	(41,303)	(41,291)	-	(22,074)	(22,074)
ProFund VP Asia 30	18,745	(27,786)	(9,041)	28,950	(19,017)	9,933
ProFund VP Basic Materials	2,794	(4,053)	(1,259)	-	(2,684)	(2,684)
ProFund VP Bull	17,150	(19,685)	(2,535)	6,683	(9,775)	(3,092)
ProFund VP Consumer Services	10,993	(17,817)	(6,824)	11,274	(14,439)	(3,165)
ProFund VP Emerging Markets	26,367	(35,987)	(9,620)	34,593	(28,228)	6,365
ProFund VP Europe 30	7,700	(414)	7,286	5,354	(5,754)	(400)
ProFund VP Falling U.S. Dollar	4,091	(5,415)	(1,324)	-	(427)	(427)
ProFund VP Financials	297	(1,022)	(725)	230	(24,226)	(23,996)
ProFund VP Government Money Market	15,525	(5,491)	10,034	156,260	(158,784)	(2,524)
ProFund VP International	-	(299)	(299)	-	(11,204)	(11,204)
ProFund VP Japan	2,395	(2,395)	-	7,329	(7,329)	-
ProFund VP Mid-Cap	4,958	(5,884)	(926)	7,289	(9,538)	(2,249)
ProFund VP NASDAQ-100	5,050	(11,396)	(6,346)	4,564	(9,215)	(4,651)
ProFund VP Oil & Gas	4,415	(5,367)	(952)	-	(6,910)	(6,910)
ProFund VP Pharmaceuticals	-	(30)	(30)	-	(3,422)	(3,422)
ProFund VP Precious Metals	2,234	(35,453)	(33,219)	-	(2,747)	(2,747)
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	1,132	(1,929)	(797)	-	(13)	(13)
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	(11)	(11)	-	(5,981)	(5,981)
ProFund VP Small-Cap Value	10,922	(8,548)	2,374	8,300	(477)	7,823
ProFund VP Telecommunications	5,182	(10,183)	(5,001)	-	(11,324)	(11,324)

23

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
ProFund VP U.S. Government Plus	32,312	(953)	31,359	-	(910)	(910)
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	5,760	(14,748)	(8,988)	4,392	(8,311)	(3,919)
TA Aegon High Yield Bond Service Class	11,745	(21,663)	(9,918)	-	(9,923)	(9,923)
TA Aegon Sustainable Equity Income Service Class	41,130	(119,312)	(78,182)	26,266	(63,787)	(37,521)
TA Aegon U.S. Government Securities Service Class	1,629,570	(1,510,280)	119,290	61,541	(561,553)	(500,012)
TA BlackRock Global Real Estate Securities Service Class	1,599	(45,949)	(44,350)	1,892	(37,976)	(36,084)
TA BlackRock Government Money Market Service Class	894,464	(961,312)	(66,848)	609,120	(809,850)	(200,730)
TA BlackRock iShares Edge 40 Service Class	411	(11,039)	(10,628)	2,613	(8,186)	(5,573)
TA BlackRock Tactical Allocation Service Class	-	(159)	(159)	9,817	(240,627)	(230,810)
TA International Growth Service Class	34,235	(49,292)	(15,057)	29,254	(113,256)	(84,002)
TA Janus Balanced Service Class	1	(41,217)	(41,216)	-	(3,358)	(3,358)
TA Janus Mid-Cap Growth Service Class	15,085	(44,559)	(29,474)	19,266	(51,623)	(32,357)
TA JPMorgan Asset Allocation - Conservative Service Class	193,749	(400,208)	(206,459)	145,451	(1,507,466)	(1,362,015)
TA JPMorgan Asset Allocation - Growth Service Class	280,293	(268,078)	12,215	89,968	(106,457)	(16,489)
TA JPMorgan Asset Allocation - Moderate Service Class	509,997	(1,638,921)	(1,128,924)	265,909	(1,733,038)	(1,467,129)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,095,832	(3,791,878)	(2,696,046)	411,488	(2,541,573)	(2,130,085)
TA JPMorgan Core Bond Service Class	19,971	(99,286)	(79,315)	222,220	(47,767)	174,453
TA JPMorgan Enhanced Index Service Class	11,707	(18,940)	(7,233)	9,660	(35,729)	(26,069)
TA JPMorgan International Moderate Growth Service Class	47,468	(446,928)	(399,460)	50,419	(713,087)	(662,668)
TA JPMorgan Tactical Allocation Service Class	4,353	(53,687)	(49,334)	17,281	(49,479)	(32,198)
TA Managed Risk - Balanced ETF Service Class	3,986	(164,953)	(160,967)	593	(29,965)	(29,372)
TA Managed Risk - Conservative ETF Service Class	1	(390)	(389)	-	(323)	(323)
TA Managed Risk - Growth ETF Service Class	21,326	(262,914)	(241,588)	6,091	(122,023)	(115,932)
TA Morgan Stanley Capital Growth Service Class	20,691	(45,575)	(24,884)	94,397	(10,407)	83,990
TA Multi-Managed Balanced Service Class	121,067	(416,221)	(295,154)	333,246	(251,089)	82,157
TA PIMCO Tactical - Balanced Service Class	7,091	(9,788)	(2,697)	6,796	(1,769)	5,027

24

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA PIMCO Tactical - Conservative Service Class	-	(1,570)	(1,570)	31,279	(19,813)	11,466
TA PIMCO Tactical - Growth Service Class	17,483	(935)	16,548	-	(280)	(280)
TA PIMCO Total Return Service Class	62,240	(105,780)	(43,540)	57,926	(166,895)	(108,969)
TA QS Investors Active Asset Allocation - Conservative Service Class	10,310	(1,418)	8,892	11,523	(1,378)	10,145
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	-	(4,182)	(4,182)	-	(6,633)	(6,633)
TA Small/Mid Cap Value Service Class	17,627	(95,048)	(77,421)	9,061	(125,165)	(116,104)
TA T. Rowe Price Small Cap Service Class	20,996	(58,347)	(37,351)	13,127	(9,906)	3,221
TA WMC US Growth Service Class	19,319	(104,386)	(85,067)	11,980	(50,414)	(38,434)

25

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$792	$(16,962)	$(16,170)	$512	$(8,652)	$(8,140)
Access VP High Yield	112	(865)	(753)	183	(1,015)	(832)
Fidelity® VIP Index 500 Service Class 2	25,198	(6,375)	18,823	13,452	(46,655)	(33,203)
Franklin Allocation Class 4 Shares	27	(89,850)	(89,823)	-	(45,134)	(45,134)
ProFund VP Asia 30	20,341	(28,053)	(7,712)	27,577	(17,347)	10,230
ProFund VP Basic Materials	3,647	(4,327)	(680)	-	(3,163)	(3,163)
ProFund VP Bull	24,609	(27,800)	(3,191)	9,874	(16,039)	(6,165)
ProFund VP Consumer Services	30,590	(43,773)	(13,183)	26,888	(37,251)	(10,363)
ProFund VP Emerging Markets	22,831	(29,561)	(6,730)	27,675	(20,948)	6,727
ProFund VP Europe 30	6,134	(308)	5,826	4,536	(5,025)	(489)
ProFund VP Falling U.S. Dollar	2,407	(3,102)	(695)	-	(244)	(244)
ProFund VP Financials	324	(1,013)	(689)	225	(25,162)	(24,937)
ProFund VP Government Money Market	12,819	(4,585)	8,234	132,677	(134,761)	(2,084)
ProFund VP International	-	(192)	(192)	-	(8,614)	(8,614)
ProFund VP Japan	1,887	(1,885)	2	6,851	(6,896)	(45)
ProFund VP Mid-Cap	7,946	(9,558)	(1,612)	12,432	(16,075)	(3,643)
ProFund VP NASDAQ-100	19,972	(39,150)	(19,178)	14,063	(27,112)	(13,049)
ProFund VP Oil & Gas	2,285	(2,364)	(79)	-	(5,032)	(5,032)
ProFund VP Pharmaceuticals	-	(56)	(56)	-	(5,942)	(5,942)
ProFund VP Precious Metals	1,450	(23,833)	(22,383)	-	(1,242)	(1,242)
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	76	(175)	(99)	-	(2)	(2)
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	(20)	(20)	-	(8,823)	(8,823)
ProFund VP Small-Cap Value	17,008	(14,118)	2,890	14,310	(789)	13,521
ProFund VP Telecommunications	4,972	(9,349)	(4,377)	-	(11,478)	(11,478)

26

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP U.S. Government Plus	$70,122	$(1,784)	$68,338	$-	$(1,681)	$(1,681)
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	9,961	(23,884)	(13,923)	7,631	(14,241)	(6,610)
TA Aegon High Yield Bond Service Class	24,083	(41,874)	(17,791)	-	(20,235)	(20,235)
TA Aegon Sustainable Equity Income Service Class	80,450	(246,473)	(166,023)	58,237	(144,079)	(85,842)
TA Aegon U.S. Government Securities Service Class	2,227,296	(2,112,979)	114,317	79,771	(710,033)	(630,262)
TA BlackRock Global Real Estate Securities Service Class	3,408	(107,634)	(104,226)	4,101	(85,159)	(81,058)
TA BlackRock Government Money Market Service Class	813,924	(874,554)	(60,630)	557,420	(742,750)	(185,330)
TA BlackRock iShares Edge 40 Service Class	652	(17,408)	(16,756)	3,878	(12,472)	(8,594)
TA BlackRock Tactical Allocation Service Class	-	(203)	(203)	11,659	(298,795)	(287,136)
TA International Growth Service Class	41,583	(53,065)	(11,482)	32,707	(125,624)	(92,917)
TA Janus Balanced Service Class	2	(76,364)	(76,362)	-	(5,281)	(5,281)
TA Janus Mid-Cap Growth Service Class	48,432	(139,712)	(91,280)	55,100	(146,292)	(91,192)
TA JPMorgan Asset Allocation - Conservative Service Class	313,760	(661,464)	(347,704)	234,580	(2,400,639)	(2,166,059)
TA JPMorgan Asset Allocation - Growth Service Class	620,661	(530,049)	90,612	183,527	(213,886)	(30,359)
TA JPMorgan Asset Allocation - Moderate Service Class	1,016,440	(2,995,825)	(1,979,385)	461,891	(3,012,372)	(2,550,481)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,121,288	(7,445,952)	(5,324,664)	744,032	(4,747,716)	(4,003,684)
TA JPMorgan Core Bond Service Class	30,222	(151,798)	(121,576)	336,296	(71,025)	265,271
TA JPMorgan Enhanced Index Service Class	27,663	(45,015)	(17,352)	22,880	(83,535)	(60,655)
TA JPMorgan International Moderate Growth Service Class	51,984	(517,846)	(465,862)	53,798	(796,238)	(742,440)
TA JPMorgan Tactical Allocation Service Class	6,198	(74,748)	(68,550)	23,346	(65,438)	(42,092)
TA Managed Risk - Balanced ETF Service Class	5,638	(233,160)	(227,522)	809	(40,893)	(40,084)
TA Managed Risk - Conservative ETF Service Class	2	(543)	(541)	-	(440)	(440)
TA Managed Risk - Growth ETF Service Class	31,407	(381,972)	(350,565)	8,518	(174,184)	(165,666)
TA Morgan Stanley Capital Growth Service Class	104,552	(251,164)	(146,612)	329,361	(38,259)	291,102
TA Multi-Managed Balanced Service Class	315,808	(1,089,038)	(773,230)	804,304	(607,326)	196,978

27

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA PIMCO Tactical - Balanced Service Class	$8,793	$(11,879)	$(3,086)	$7,988	$(2,150)	$5,838
TA PIMCO Tactical - Conservative Service Class	-	(1,897)	(1,897)	33,279	(22,434)	10,845
TA PIMCO Tactical - Growth Service Class	21,840	(1,219)	20,621	-	(325)	(325)
TA PIMCO Total Return Service Class	94,104	(166,474)	(72,370)	87,129	(247,573)	(160,444)
TA QS Investors Active Asset Allocation - Conservative Service Class	11,524	(1,789)	9,735	13,127	(1,639)	11,488
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	-	(5,482)	(5,482)	-	(8,906)	(8,906)
TA Small/Mid Cap Value Service Class	53,816	(302,979)	(249,163)	32,260	(451,421)	(419,161)
TA T. Rowe Price Small Cap Service Class	77,882	(204,097)	(126,215)	44,965	(34,047)	10,918
TA WMC US Growth Service Class	58,401	(352,479)	(294,078)	34,435	(146,236)	(111,801)

28

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Balanced Wealth Strategy Class B Shares
12/31/2020	23,854	$13.06	to	$12.43	$54,971	2.09%	1.45%	to	2.70%	7.69%	to	6.38%
12/31/2019	31,437	12.12	to	11.69	67,072	2.34	1.45	to	2.70	16.51	to	15.10
12/31/2018	35,432	10.41	to	10.16	65,104	1.75	1.45	to	2.70	(7.76)	to	(8.88)
12/31/2017	26,909	11.28	to	11.15	53,649	1.57	1.45	to	2.70	13.75	to	13.31
12/31/2016	28,535	1.77	to	1.71	50,039	1.79	1.65	to	2.05	2.75	to	2.35

Access VP High Yield
12/31/2020	6,702	11.08	to	10.55	12,172	5.43	1.25	to	2.50	(1.30)	to	(2.50)
12/31/2019	7,132	11.22	to	10.82	13,174	4.59	1.25	to	2.50	11.04	to	9.69
12/31/2018	7,604	10.11	to	9.86	12,694	2.71	1.25	to	2.50	(1.85)	to	(3.05)
12/31/2017	8,091	10.30	to	10.17	13,816	3.78	1.25	to	2.50	3.30	to	2.90
12/31/2016	8,627	1.69	to	1.63	14,288	2.86	1.45	to	1.85	7.45	to	7.03

Fidelity® VIP Index 500 Service Class 2
12/31/2020	223,999	16.77	to	15.97	759,285	1.59	1.25	to	2.50	16.49	to	15.07
12/31/2019	217,877	14.39	to	13.88	635,981	1.74	1.25	to	2.50	29.40	to	27.83
12/31/2018	229,379	11.12	to	10.85	520,381	1.55	1.25	to	2.50	(5.91)	to	(7.07)
12/31/2017	224,127	11.82	to	11.68	545,921	1.61	1.25	to	2.50	19.68	to	19.21
12/31/2016	225,815	2.09	to	1.92	460,563	1.36	1.45	to	1.85	9.99	to	9.56

Franklin Allocation Class 4 Shares
12/31/2020	252,827	12.62	to	12.02	599,874	1.38	1.40	to	2.65	10.21	to	8.87
12/31/2019	294,118	11.45	to	11.04	635,376	3.33	1.40	to	2.65	17.91	to	16.48
12/31/2018	316,192	9.71	to	9.48	581,328	2.94	1.40	to	2.65	(10.84)	to	(11.93)
12/31/2017	384,700	10.89	to	10.76	795,949	2.53	1.40	to	2.65	10.02	to	9.59
12/31/2016	421,358	1.91	to	1.85	793,760	3.69	1.60	to	2.00	11.15	to	10.71

ProFund VP Asia 30
12/31/2020	15,669	17.25	to	16.43	20,990	0.83	1.25	to	2.50	33.88	to	32.24
12/31/2019	24,710	12.89	to	12.42	24,805	0.19	1.25	to	2.50	24.75	to	23.22
12/31/2018	14,777	10.33	to	10.08	11,940	0.42	1.25	to	2.50	(19.61)	to	(20.59)
12/31/2017	19,930	12.85	to	12.70	20,055	-	1.25	to	2.50	30.98	to	30.47
12/31/2016	9,279	0.77	to	0.74	7,139	1.12	1.45	to	1.85	(0.79)	to	(1.18)

ProFund VP Basic Materials
12/31/2020	41,602	12.91	to	12.29	59,541	0.67	1.25	to	2.50	15.05	to	13.64
12/31/2019	42,861	11.22	to	10.82	53,508	0.34	1.25	to	2.50	16.27	to	14.85
12/31/2018	45,545	9.65	to	9.42	49,061	0.38	1.25	to	2.50	(18.68)	to	(19.68)
12/31/2017	46,799	11.87	to	11.73	62,216	0.39	1.25	to	2.50	21.21	to	20.73
12/31/2016	87,164	1.12	to	1.08	95,489	0.89	1.45	to	1.85	16.80	to	16.34

ProFund VP Bull
12/31/2020	90,587	15.72	to	14.97	183,446	0.09	1.25	to	2.50	14.60	to	13.20
12/31/2019	93,122	13.72	to	13.23	165,315	0.26	1.25	to	2.50	27.29	to	25.74
12/31/2018	96,214	10.78	to	10.52	134,560	-	1.25	to	2.50	(7.31)	to	(8.45)
12/31/2017	152,932	11.63	to	11.49	233,378	-	1.25	to	2.50	17.64	to	17.18
12/31/2016	98,396	1.32	to	1.27	127,243	-	1.45	to	1.85	8.10	to	7.67

ProFund VP Consumer Services
12/31/2020	84,118	17.88	to	17.02	283,422	-	1.25	to	2.50	26.76	to	25.22
12/31/2019	90,942	14.10	to	13.60	242,801	-	1.25	to	2.50	23.10	to	21.60
12/31/2018	94,107	11.46	to	11.18	205,336	-	1.25	to	2.50	(0.63)	to	(1.85)
12/31/2017	106,270	11.53	to	11.39	234,024	-	1.25	to	2.50	16.68	to	16.22
12/31/2016	96,432	1.94	to	1.87	182,448	-	1.45	to	1.85	2.70	to	2.30

29

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Emerging Markets
12/31/2020	44,095	$16.49	to	$15.70	$46,276	0.57%	1.25%	to	2.50%	25.16%	to	23.63%
12/31/2019	53,715	13.18	to	12.70	45,232	0.42	1.25	to	2.50	22.70	to	21.20
12/31/2018	47,350	10.74	to	10.48	32,558	0.25	1.25	to	2.50	(16.32)	to	(17.35)
12/31/2017	38,171	12.83	to	12.68	31,342	0.04	1.25	to	2.50	31.36	to	30.84
12/31/2016	33,868	0.64	to	0.61	21,159	0.43	1.45	to	1.85	9.43	to	9.00

ProFund VP Europe 30
12/31/2020	13,918	10.30	to	9.81	11,183	2.32	1.25	to	2.50	(10.35)	to	(11.45)
12/31/2019	6,632	11.49	to	11.08	5,959	2.59	1.25	to	2.50	16.33	to	14.91
12/31/2018	7,032	9.88	to	9.64	5,444	2.53	1.25	to	2.50	(15.20)	to	(16.24)
12/31/2017	8,292	11.65	to	11.51	7,589	2.84	1.25	to	2.50	18.01	to	17.54
12/31/2016	2,309	0.78	to	0.75	1,792	2.95	1.45	to	1.85	6.27	to	5.85

ProFund VP Falling U.S. Dollar
12/31/2020	11,172	9.93	to	9.45	6,645	0.39	1.25	to	2.50	3.51	to	2.25
12/31/2019	12,496	9.59	to	9.24	7,216	0.05	1.25	to	2.50	(3.55)	to	(4.72)
12/31/2018	12,923	9.94	to	9.70	7,765	-	1.25	to	2.50	(7.47)	to	(8.61)
12/31/2017	15,498	10.75	to	10.62	10,092	-	1.25	to	2.50	6.91	to	6.49
12/31/2016	28,941	0.62	to	0.60	17,622	-	1.45	to	1.85	(7.20)	to	(7.56)

ProFund VP Financials
12/31/2020	15,253	12.65	to	12.04	16,473	0.69	1.25	to	2.50	(2.98)	to	(4.17)
12/31/2019	15,978	13.04	to	12.57	17,865	0.32	1.25	to	2.50	28.66	to	27.09
12/31/2018	39,974	10.13	to	9.89	35,186	0.40	1.25	to	2.50	(11.54)	to	(12.63)
12/31/2017	61,996	11.45	to	11.32	62,210	0.33	1.25	to	2.50	16.50	to	16.05
12/31/2016	116,629	0.87	to	0.84	100,087	0.26	1.45	to	1.85	13.68	to	13.23

ProFund VP Government Money Market
12/31/2020	272,698	9.64	to	9.18	226,023	0.04	1.25	to	2.50	(1.19)	to	(2.40)
12/31/2019	262,664	9.75	to	9.40	221,519	0.78	1.25	to	2.50	(0.47)	to	(1.69)
12/31/2018	265,188	9.80	to	9.56	225,710	0.42	1.25	to	2.50	(0.83)	to	(2.04)
12/31/2017	266,656	9.88	to	9.76	229,871	0.02	1.25	to	2.50	(1.41)	to	(1.79)
12/31/2016	276,190	0.90	to	0.86	242,079	0.02	1.45	to	1.85	(1.41)	to	(1.79)

ProFund VP International
12/31/2020	17,737	12.00	to	11.43	14,811	0.51	1.25	to	2.50	3.60	to	2.34
12/31/2019	18,036	11.59	to	11.17	14,569	0.22	1.25	to	2.50	17.80	to	16.36
12/31/2018	29,240	9.84	to	9.60	20,070	-	1.25	to	2.50	(16.80)	to	(17.83)
12/31/2017	77,686	11.82	to	11.68	64,055	-	1.25	to	2.50	20.06	to	19.59
12/31/2016	29,477	0.69	to	0.67	20,309	-	1.45	to	1.85	(2.34)	to	(2.72)

ProFund VP Japan
12/31/2020	-	13.44	to	12.80	-	-	1.25	to	2.50	14.50	to	13.11
12/31/2019	-	11.74	to	11.32	-	-	1.25	to	2.50	18.52	to	17.07
12/31/2018	-	9.91	to	9.67	-	-	1.25	to	2.50	(12.73)	to	(13.80)
12/31/2017	-	11.35	to	11.22	-	-	1.25	to	2.50	16.76	to	16.31
12/31/2016	-	0.80	to	0.77	-	-	1.45	to	1.85	(1.02)	to	(1.41)

ProFund VP Mid-Cap
12/31/2020	8,379	12.60	to	12.00	16,334	1.21	1.25	to	2.50	9.39	to	8.06
12/31/2019	9,305	11.52	to	11.11	16,631	0.16	1.25	to	2.50	22.00	to	20.51
12/31/2018	11,554	9.44	to	9.22	16,956	-	1.25	to	2.50	(13.94)	to	(15.00)
12/31/2017	36,857	10.97	to	10.84	62,767	-	1.25	to	2.50	11.82	to	11.38
12/31/2016	112,284	1.53	to	1.48	170,310	-	1.45	to	1.85	16.50	to	16.05

ProFund VP NASDAQ-100
12/31/2020	6,992	23.87	to	22.73	33,662	-	1.25	to	2.50	43.77	to	42.02
12/31/2019	13,338	16.60	to	16.01	44,340	-	1.25	to	2.50	35.01	to	33.37
12/31/2018	17,989	12.30	to	12.00	44,454	-	1.25	to	2.50	(3.09)	to	(4.28)
12/31/2017	22,827	12.69	to	12.54	58,545	-	1.25	to	2.50	28.51	to	28.01
12/31/2016	8,845	2.02	to	1.95	17,780	-	1.45	to	1.85	3.76	to	3.35

30

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Oil & Gas
12/31/2020	62,339	$5.17	to	$4.92	$28,769	2.52%	1.25%	to	2.50%	(35.27	) %	to	(36.06	) %
12/31/2019	63,291	7.99	to	7.70	45,296	1.33	1.25	to	2.50	7.18		to	5.87
12/31/2018	70,201	7.45	to	7.27	47,020	1.55	1.25	to	2.50	(21.21)		to	(22.18)
12/31/2017	92,705	9.46	to	9.35	79,381	1.25	1.25	to	2.50	(4.55)		to	(4.93)
12/31/2016	98,231	0.91	to	0.88	88,288	1.34	1.45	to	1.85	22.41		to	21.93

ProFund VP Pharmaceuticals
12/31/2020	882	12.42	to	11.83	1,822	0.11	1.25	to	2.50	11.12		to	9.77
12/31/2019	912	11.18	to	10.78	1,705	0.29	1.25	to	2.50	12.63		to	11.26
12/31/2018	4,334	9.93	to	9.69	7,224	0.93	1.25	to	2.50	(7.36)		to	(8.50)
12/31/2017	6,497	10.71	to	10.59	11,819	0.70	1.25	to	2.50	8.78		to	8.36
12/31/2016	34,496	1.70	to	1.64	57,428	0.34	1.45	to	1.85	(5.11)		to	(5.48)

ProFund VP Precious Metals
12/31/2020	11,436	15.09	to	14.37	7,615	0.16	1.25	to	2.50	22.57		to	21.08
12/31/2019	44,655	12.31	to	11.87	24,368	0.03	1.25	to	2.50	44.18		to	42.42
12/31/2018	47,402	8.54	to	8.33	18,010	-	1.25	to	2.50	(14.54)		to	(15.59)
12/31/2017	44,775	9.99	to	9.87	20,144	-	1.25	to	2.50	3.78		to	3.37
12/31/2016	36,896	0.44	to	0.42	15,981	-	1.45	to	1.85	53.60		to	53.00

ProFund VP Short Emerging Markets
12/31/2020	-	4.28	to	4.07	-	-	1.25	to	2.50	(32.60)		to	(33.42)
12/31/2019	-	6.35	to	6.12	-	-	1.25	to	2.50	(21.97)		to	(22.92)
12/31/2018	-	8.13	to	7.94	-	-	1.25	to	2.50	11.19		to	9.83
12/31/2017	-	7.31	to	7.23	-	-	1.25	to	2.50	(28.87)		to	(29.15)
12/31/2016	-	0.35	to	0.34	-	-	1.45	to	1.85	(17.44)		to	(17.76)

ProFund VP Short International
12/31/2020	-	6.09	to	5.80	-	-	1.25	to	2.50	(17.97)		to	(18.97)
12/31/2019	-	7.43	to	7.16	-	-	1.25	to	2.50	(18.44)		to	(19.43)
12/31/2018	-	9.11	to	8.89	-	-	1.25	to	2.50	14.04		to	12.64
12/31/2017	-	7.99	to	7.89	-	-	1.25	to	2.50	(21.77)		to	(22.08)
12/31/2016	-	0.42	to	0.41	-	-	1.45	to	1.85	(7.24)		to	(7.60)

ProFund VP Short NASDAQ-100
12/31/2020	795	2.89	to	2.75	43	0.08	1.25	to	2.50	(43.48)		to	(44.17)
12/31/2019	1,592	5.11	to	4.93	152	0.14	1.25	to	2.50	(28.94)		to	(29.81)
12/31/2018	1,605	7.19	to	7.02	216	-	1.25	to	2.50	(4.09)		to	(5.27)
12/31/2017	1,617	7.50	to	7.41	227	-	1.25	to	2.50	(26.32)		to	(26.60)
12/31/2016	1,630	0.19	to	0.18	311	-	1.45	to	1.85	(11.34)		to	(11.69)

ProFund VP Short Small-Cap
12/31/2020	-	4.97	to	4.73	-	-	1.25	to	2.50	(32.81)		to	(33.63)
12/31/2019	-	7.40	to	7.13	-	-	1.25	to	2.50	(21.76)		to	(22.72)
12/31/2018	-	9.45	to	9.22	-	-	1.25	to	2.50	9.02		to	7.69
12/31/2017	-	8.67	to	8.57	-	-	1.25	to	2.50	(15.43)		to	(15.76)
12/31/2016	-	0.20	to	0.20	-	-	1.45	to	1.85	(22.71)		to	(23.02)

ProFund VP Small-Cap
12/31/2020	187	13.18	to	12.55	333	0.06	1.25	to	2.50	15.61		to	14.20
12/31/2019	198	11.40	to	10.99	307	-	1.25	to	2.50	22.08		to	20.59
12/31/2018	6,179	9.34	to	9.11	7,895	-	1.25	to	2.50	(13.97)		to	(15.03)
12/31/2017	14,308	10.86	to	10.73	21,674	-	1.25	to	2.50	10.82		to	10.39
12/31/2016	88,841	1.38	to	1.33	121,170	-	1.45	to	1.85	17.98		to	17.51

ProFund VP Small-Cap Value
12/31/2020	14,410	10.81	to	10.29	24,697	0.02	1.25	to	2.50	(0.19)		to	(1.40)
12/31/2019	12,036	10.83	to	10.44	20,695	-	1.25	to	2.50	21.05		to	19.57
12/31/2018	4,213	8.95	to	8.73	5,963	-	1.25	to	2.50	(15.28)		to	(16.32)
12/31/2017	11,219	10.56	to	10.43	18,907	0.01	1.25	to	2.50	8.15		to	7.72
12/31/2016	50,952	1.57	to	1.51	78,871	-	1.45	to	1.85	26.94		to	26.44

31

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Telecommunications
12/31/2020	12,329	$9.21	to	$8.77	$12,708	1.02%	1.25%	to	2.50%	1.88%	to	0.63%
12/31/2019	17,330	9.04	to	8.71	17,639	2.66	1.25	to	2.50	13.35	to	11.97
12/31/2018	28,654	7.97	to	7.78	25,723	4.35	1.25	to	2.50	(16.16)	to	(17.19)
12/31/2017	18,130	9.51	to	9.40	19,340	4.01	1.25	to	2.50	(3.52)	to	(3.90)
12/31/2016	19,381	1.13	to	1.09	21,285	1.02	1.45	to	1.85	19.92	to	19.45

ProFund VP U.S. Government Plus
12/31/2020	49,583	14.00	to	13.34	106,278	0.02	1.25	to	2.50	19.20	to	17.75
12/31/2019	18,224	11.75	to	11.33	32,915	0.83	1.25	to	2.50	16.76	to	15.34
12/31/2018	19,134	10.06	to	9.82	29,728	0.94	1.25	to	2.50	(6.60)	to	(7.74)
12/31/2017	19,239	10.77	to	10.64	32,147	0.45	1.25	to	2.50	7.93	to	7.50
12/31/2016	20,174	1.59	to	1.53	31,310	-	1.45	to	1.85	(1.73)	to	(2.11)

ProFund VP UltraSmall-Cap
12/31/2020	-	14.28	to	13.60	-	-	1.25	to	2.50	14.95	to	13.55
12/31/2019	-	12.42	to	11.97	-	-	1.25	to	2.50	45.51	to	43.74
12/31/2018	-	8.54	to	8.33	-	-	1.25	to	2.50	(27.86)	to	(28.75)
12/31/2017	-	11.83	to	11.69	-	-	1.25	to	2.50	23.41	to	22.93
12/31/2016	33,316	1.38	to	1.33	44,842	-	1.45	to	1.85	37.60	to	37.06

ProFund VP Utilities
12/31/2020	11,295	12.98	to	12.36	19,892	1.54	1.25	to	2.50	(3.60)	to	(4.78)
12/31/2019	20,283	13.46	to	12.98	37,344	1.49	1.25	to	2.50	21.36	to	19.88
12/31/2018	24,202	11.09	to	10.83	36,623	1.29	1.25	to	2.50	1.61	to	0.36
12/31/2017	25,283	10.92	to	10.79	37,741	2.10	1.25	to	2.50	9.06	to	8.64
12/31/2016	22,354	1.39	to	1.34	30,600	1.15	1.45	to	1.85	13.44	to	12.99

TA Aegon High Yield Bond Service Class
12/31/2020	40,141	11.77	to	11.21	85,203	6.32	1.25	to	2.50	3.39	to	2.12
12/31/2019	50,059	11.38	to	10.97	103,726	5.88	1.25	to	2.50	12.57	to	11.19
12/31/2018	59,982	10.11	to	9.87	111,209	5.47	1.25	to	2.50	(3.92)	to	(5.09)
12/31/2017	93,352	10.52	to	10.40	182,303	5.51	1.25	to	2.50	5.68	to	5.27
12/31/2016	109,386	1.89	to	1.73	202,404	4.77	1.45	to	1.85	13.36	to	12.92

TA Aegon U.S. Government Securities Service Class
12/31/2020	658,203	11.26	to	10.72	909,556	1.44	1.25	to	2.50	7.32	to	6.01
12/31/2019	538,913	10.49	to	10.11	704,248	1.57	1.25	to	2.50	5.04	to	3.75
12/31/2018	1,038,925	9.99	to	9.75	1,289,857	2.25	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2017	938,013	10.11	to	9.99	1,186,447	2.35	1.25	to	2.50	0.90	to	0.51
12/31/2016	3,098,345	1.28	to	1.19	3,890,446	0.46	1.45	to	1.85	(1.29)	to	(1.67)

TA Aegon Sustainable Equity Income Service Class
12/31/2020	326,756	10.95	to	10.42	718,006	2.75	1.25	to	2.50	(8.73)	to	(9.84)
12/31/2019	404,938	11.99	to	11.56	977,241	2.21	1.25	to	2.50	22.05	to	20.56
12/31/2018	442,459	9.83	to	9.59	878,466	1.82	1.25	to	2.50	(12.78)	to	(13.85)
12/31/2017	517,197	11.27	to	11.13	1,181,268	2.18	1.25	to	2.50	14.47	to	14.03
12/31/2016	594,320	2.06	to	1.71	1,186,232	1.89	1.45	to	1.85	12.96	to	12.51

TA BlackRock Global Real Estate Securities Service Class
12/31/2020	48,536	11.62	to	11.06	111,141	11.00	1.25	to	2.50	(1.74)	to	(2.94)
12/31/2019	92,886	11.82	to	11.40	218,422	0.54	1.25	to	2.50	23.34	to	21.84
12/31/2018	128,970	9.58	to	9.35	247,245	7.55	1.25	to	2.50	(11.44)	to	(12.53)
12/31/2017	152,877	10.82	to	10.69	331,230	3.39	1.25	to	2.50	9.43	to	9.00
12/31/2016	185,829	2.06	to	1.52	370,710	1.35	1.45	to	1.85	(1.01)	to	(1.40)

TA BlackRock Government Money Market Service Class
12/31/2020	518,577	9.79	to	9.32	476,247	0.25	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2019	585,425	9.88	to	9.53	544,619	1.72	1.25	to	2.50	0.46	to	(0.76)
12/31/2018	786,155	9.84	to	9.60	728,862	0.79	1.25	to	2.50	(0.41)	to	(1.63)
12/31/2017	875,107	9.88	to	9.76	815,728	0.01	1.25	to	2.50	(1.42)	to	(1.81)
12/31/2016	1,131,207	0.96	to	0.92	1,068,280	0.01	1.45	to	1.85	(1.42)	to	(1.81)

32

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock iShares Edge 40 Service Class
12/31/2020	100,230	$12.47	to	$11.87	$169,105	2.23%	1.25%	to	2.50%	8.10%	to	6.78%
12/31/2019	110,858	11.54	to	11.12	173,720	2.03	1.25	to	2.50	13.68	to	12.30
12/31/2018	116,431	10.15	to	9.90	161,139	1.67	1.25	to	2.50	(5.61)	to	(6.77)
12/31/2017	118,693	10.75	to	10.62	174,591	1.51	1.25	to	2.50	7.96	to	7.54
12/31/2016	124,461	1.39	to	1.33	169,782	1.26	1.45	to	1.85	0.54	to	0.14

TA BlackRock Tactical Allocation Service Class
12/31/2020	202,001	13.37	to	12.73	283,364	1.75	1.25	to	2.50	11.79	to	10.43
12/31/2019	202,160	11.96	to	11.53	254,300	2.19	1.25	to	2.50	15.61	to	14.20
12/31/2018	432,970	10.35	to	10.10	472,191	0.98	1.25	to	2.50	(5.60)	to	(6.76)
12/31/2017	470,994	10.96	to	10.83	545,500	1.46	1.25	to	2.50	10.09	to	9.66
12/31/2016	515,741	1.05	to	1.04	542,859	2.14	1.45	to	1.85	3.41	to	3.01

TA International Growth Service Class
12/31/2020	195,409	15.10	to	14.38	290,262	2.10	1.25	to	2.50	19.10	to	17.64
12/31/2019	210,466	12.68	to	12.22	263,357	1.11	1.25	to	2.50	25.83	to	24.30
12/31/2018	294,468	10.07	to	9.83	294,491	0.96	1.25	to	2.50	(18.97)	to	(19.96)
12/31/2017	391,625	12.43	to	12.28	484,753	1.24	1.25	to	2.50	25.17	to	24.69
12/31/2016	528,889	1.01	to	0.97	524,672	1.32	1.45	to	1.85	(1.56)	to	(1.94)

TA Janus Balanced Service Class
12/31/2020	47,093	15.28	to	14.55	87,130	1.55	1.25	to	2.50	12.90	to	11.53
12/31/2019	88,309	13.54	to	13.05	146,299	1.37	1.25	to	2.50	20.27	to	18.80
12/31/2018	91,667	11.25	to	10.98	126,663	1.07	1.25	to	2.50	(1.31)	to	(2.52)
12/31/2017	66,148	11.40	to	11.27	92,655	1.56	1.25	to	2.50	15.07	to	14.62
12/31/2016	27,899	1.23	to	1.20	33,951	1.04	1.45	to	1.85	2.63	to	2.23

TA Janus Mid-Cap Growth Service Class
12/31/2020	39,014	19.23	to	18.31	142,071	0.04	1.25	to	2.50	17.46	to	16.03
12/31/2019	68,488	16.37	to	15.78	212,432	-	1.25	to	2.50	34.65	to	33.00
12/31/2018	100,845	12.16	to	11.86	233,016	-	1.25	to	2.50	(2.68)	to	(3.87)
12/31/2017	140,077	12.49	to	12.34	333,637	-	1.25	to	2.50	26.90	to	26.41
12/31/2016	163,328	1.92	to	1.84	306,900	-	1.45	to	1.85	(3.70)	to	(4.07)

TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2020	2,960,562	12.86	to	12.25	5,407,969	2.25	1.25	to	2.50	9.87	to	8.53
12/31/2019	3,167,021	11.71	to	11.29	5,286,069	2.07	1.25	to	2.50	12.15	to	10.78
12/31/2018	4,529,036	10.44	to	10.19	6,772,114	1.52	1.25	to	2.50	(5.47)	to	(6.63)
12/31/2017	5,444,339	11.04	to	10.91	8,610,429	1.81	1.25	to	2.50	10.96	to	10.53
12/31/2016	6,085,500	1.46	to	1.34	8,667,502	1.73	1.45	to	1.85	2.82	to	2.41

TA JPMorgan Asset Allocation - Growth Service Class
12/31/2020	1,073,129	16.28	to	15.50	2,858,361	1.45	1.25	to	2.50	22.82	to	21.33
12/31/2019	1,060,914	13.26	to	12.78	2,309,205	1.48	1.25	to	2.50	24.31	to	22.79
12/31/2018	1,077,403	10.66	to	10.41	1,893,379	1.68	1.25	to	2.50	(11.81)	to	(12.90)
12/31/2017	1,423,722	12.09	to	11.95	2,837,217	1.23	1.25	to	2.50	22.60	to	22.12
12/31/2016	1,322,554	1.65	to	1.48	2,158,771	1.93	1.45	to	1.85	4.31	to	3.90

TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2020	9,086,979	13.51	to	12.86	18,646,489	1.97	1.25	to	2.50	10.89	to	9.54
12/31/2019	10,215,903	12.18	to	11.74	18,931,295	1.92	1.25	to	2.50	14.74	to	13.34
12/31/2018	11,683,032	10.62	to	10.36	18,931,404	1.51	1.25	to	2.50	(6.52)	to	(7.67)
12/31/2017	13,123,387	11.36	to	11.22	22,815,560	1.62	1.25	to	2.50	14.47	to	14.02
12/31/2016	14,666,490	1.57	to	1.43	22,328,706	1.97	1.45	to	1.85	3.75	to	3.35

33

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2020	13,046,399	$14.30	to	$13.62	$29,648,493	1.81%	1.25%	to	2.50%	13.25%	to	11.87%
12/31/2019	15,742,445	12.63	to	12.18	31,723,334	1.93	1.25	to	2.50	18.31	to	16.87
12/31/2018	17,872,530	10.68	to	10.42	30,559,880	1.62	1.25	to	2.50	(8.47)	to	(9.59)
12/31/2017	20,683,519	11.66	to	11.52	38,790,327	1.53	1.25	to	2.50	17.79	to	17.33
12/31/2016	22,144,616	1.63	to	1.48	35,256,003	1.79	1.45	to	1.85	4.74	to	4.33

TA JPMorgan Core Bond Service Class
12/31/2020	409,375	11.40	to	10.85	643,829	3.23	1.25	to	2.50	5.84	to	4.55
12/31/2019	488,690	10.77	to	10.38	729,087	3.00	1.25	to	2.50	6.92	to	5.61
12/31/2018	314,237	10.07	to	9.83	438,883	2.84	1.25	to	2.50	(1.33)	to	(2.54)
12/31/2017	354,208	10.21	to	10.09	503,794	2.48	1.25	to	2.50	1.95	to	1.55
12/31/2016	402,698	1.44	to	1.33	564,224	1.94	1.45	to	1.85	0.60	to	0.21

TA JPMorgan Enhanced Index Service Class
12/31/2020	41,250	16.64	to	15.85	133,951	1.27	1.25	to	2.50	18.38	to	16.94
12/31/2019	48,483	14.06	to	13.55	133,084	0.89	1.25	to	2.50	29.08	to	27.50
12/31/2018	74,552	10.89	to	10.63	159,498	0.78	1.25	to	2.50	(7.41)	to	(8.55)
12/31/2017	109,013	11.76	to	11.62	250,471	0.37	1.25	to	2.50	19.10	to	18.63
12/31/2016	98,931	2.05	to	1.88	193,220	0.17	1.45	to	1.85	9.54	to	9.11

TA JPMorgan International Moderate Growth Service Class
12/31/2020	2,802,504	13.58	to	12.94	3,797,792	2.50	1.25	to	2.50	13.13	to	11.75
12/31/2019	3,201,964	12.01	to	11.58	3,845,626	2.00	1.25	to	2.50	16.16	to	14.74
12/31/2018	3,864,632	10.34	to	10.09	4,010,883	2.01	1.25	to	2.50	(13.00)	to	(14.07)
12/31/2017	4,956,067	11.88	to	11.74	5,930,628	1.62	1.25	to	2.50	19.74	to	19.27
12/31/2016	5,392,339	1.01	to	0.97	5,394,089	1.83	1.45	to	1.85	(0.36)	to	(0.75)

TA JPMorgan Tactical Allocation Service Class
12/31/2020	52,928	12.47	to	11.88	80,664	1.98	1.25	to	2.50	10.72	to	9.37
12/31/2019	102,262	11.27	to	10.86	141,032	2.00	1.25	to	2.50	10.53	to	9.18
12/31/2018	134,460	10.19	to	9.95	168,484	1.80	1.25	to	2.50	(4.39)	to	(5.56)
12/31/2017	148,260	10.66	to	10.53	195,082	1.54	1.25	to	2.50	6.96	to	6.54
12/31/2016	205,005	1.25	to	1.10	247,954	1.02	1.45	to	1.85	2.71	to	2.30

TA Managed Risk - Balanced ETF Service Class
12/31/2020	175,020	12.31	to	11.72	259,131	1.45	1.25	to	2.50	2.90	to	1.65
12/31/2019	335,987	11.96	to	11.53	488,199	1.95	1.25	to	2.50	14.22	to	12.83
12/31/2018	365,359	10.47	to	10.22	465,945	1.72	1.25	to	2.50	(5.73)	to	(6.89)
12/31/2017	538,318	11.11	to	10.97	730,239	1.69	1.25	to	2.50	11.82	to	11.38
12/31/2016	537,141	1.23	to	1.19	652,329	1.76	1.45	to	1.85	2.27	to	1.87

TA Managed Risk - Conservative ETF Service Class
12/31/2020	5,848	11.92	to	11.35	8,642	2.19	1.25	to	2.50	3.62	to	2.35
12/31/2019	6,237	11.50	to	11.09	8,931	2.04	1.25	to	2.50	10.81	to	9.45
12/31/2018	6,560	10.38	to	10.13	8,511	1.78	1.25	to	2.50	(4.79)	to	(5.96)
12/31/2017	6,923	10.90	to	10.77	9,472	1.82	1.25	to	2.50	9.45	to	9.02
12/31/2016	7,270	1.27	to	1.23	9,106	1.56	1.45	to	1.85	2.59	to	2.19

TA Managed Risk - Growth ETF Service Class
12/31/2020	829,256	12.85	to	12.24	1,308,105	1.92	1.25	to	2.50	2.93	to	1.67
12/31/2019	1,070,844	12.49	to	12.04	1,645,311	1.73	1.25	to	2.50	17.94	to	16.50
12/31/2018	1,186,776	10.59	to	10.33	1,549,467	1.59	1.25	to	2.50	(8.31)	to	(9.44)
12/31/2017	1,286,084	11.55	to	11.41	1,836,408	1.60	1.25	to	2.50	16.78	to	16.33
12/31/2016	1,434,757	1.23	to	1.19	1,754,495	1.65	1.45	to	1.85	3.18	to	2.77

TA Morgan Stanley Capital Growth Service Class
12/31/2020	98,124	37.76	to	35.96	774,431	-	1.25	to	2.50	114.61	to	112.00
12/31/2019	123,008	17.59	to	16.96	453,902	-	1.25	to	2.50	21.95	to	20.46
12/31/2018	39,018	14.43	to	14.08	118,662	-	1.25	to	2.50	5.11	to	3.82
12/31/2017	60,535	13.73	to	13.56	175,744	-	1.25	to	2.50	41.23	to	40.67
12/31/2016	45,723	2.10	to	2.01	93,838	-	1.45	to	1.85	(3.89)	to	(4.27)

34

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Multi-Managed Balanced Service Class
12/31/2020	2,114,545	$14.49	to	$13.80	$6,306,813	1.35%	1.25%	to	2.50%	14.18%	to	12.78%
12/31/2019	2,409,699	12.69	to	12.23	6,310,101	1.55	1.25	to	2.50	20.00	to	18.53
12/31/2018	2,327,542	10.58	to	10.32	5,091,030	1.14	1.25	to	2.50	(5.10)	to	(6.26)
12/31/2017	2,849,882	11.14	to	11.01	6,582,309	0.76	1.25	to	2.50	12.20	to	11.76
12/31/2016	2,821,075	2.11	to	1.92	5,818,180	0.86	1.45	to	1.85	6.10	to	5.69

TA PIMCO Tactical - Balanced Service Class
12/31/2020	13,766	12.85	to	12.24	18,995	3.32	1.25	to	2.50	7.51	to	6.20
12/31/2019	16,463	11.95	to	11.52	21,171	0.17	1.25	to	2.50	18.20	to	16.76
12/31/2018	11,436	10.11	to	9.87	12,465	3.53	1.25	to	2.50	(8.09)	to	(9.22)
12/31/2017	13,278	11.00	to	10.87	15,784	0.30	1.25	to	2.50	10.44	to	10.01
12/31/2016	14,810	1.08	to	1.05	15,941	0.12	1.45	to	1.85	3.88	to	3.47

TA PIMCO Tactical - Conservative Service Class
12/31/2020	29,874	12.80	to	12.18	37,527	1.43	1.25	to	2.50	8.54	to	7.21
12/31/2019	31,444	11.79	to	11.37	36,609	0.08	1.25	to	2.50	16.11	to	14.70
12/31/2018	19,978	10.15	to	9.91	20,150	5.06	1.25	to	2.50	(6.32)	to	(7.47)
12/31/2017	-	10.84	to	10.71	-	1.20	1.25	to	2.50	8.82	to	8.39
12/31/2016	-	1.03	to	1.00	-	0.65	1.45	to	1.85	3.48	to	3.08

TA PIMCO Tactical - Growth Service Class
12/31/2020	18,235	13.26	to	12.63	24,224	1.09	1.25	to	2.50	7.74	to	6.43
12/31/2019	1,687	12.31	to	11.86	2,127	-	1.25	to	2.50	20.05	to	18.59
12/31/2018	1,967	10.25	to	10.00	2,066	6.77	1.25	to	2.50	(8.83)	to	(9.95)
12/31/2017	260	11.24	to	11.11	297	0.40	1.25	to	2.50	13.19	to	12.75
12/31/2016	262	1.03	to	1.00	264	-	1.45	to	1.85	3.38	to	2.97

TA PIMCO Total Return Service Class
12/31/2020	561,804	11.47	to	10.92	899,692	4.07	1.25	to	2.50	6.08	to	4.79
12/31/2019	605,344	10.81	to	10.42	918,415	2.19	1.25	to	2.50	6.88	to	5.58
12/31/2018	714,313	10.11	to	9.87	1,015,860	2.22	1.25	to	2.50	(2.25)	to	(3.45)
12/31/2017	845,988	10.35	to	10.22	1,232,888	-	1.25	to	2.50	3.15	to	2.75
12/31/2016	1,022,424	1.43	to	1.32	1,445,856	2.14	1.45	to	1.85	1.01	to	0.62

TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2020	37,915	12.15	to	11.57	49,388	2.07	1.25	to	2.50	5.34	to	4.05
12/31/2019	29,023	11.54	to	11.12	36,107	1.97	1.25	to	2.50	9.86	to	8.52
12/31/2018	18,878	10.50	to	10.25	21,511	2.49	1.25	to	2.50	(4.09)	to	(5.27)
12/31/2017	-	10.95	to	10.82	-	-	1.25	to	2.50	10.11	to	9.67
12/31/2016	1,496	1.11	to	1.09	1,658	1.34	1.45	to	1.85	1.18	to	0.79

TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2020	47,454	11.60	to	11.05	64,334	1.83	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	51,636	12.00	to	11.57	72,568	1.65	1.25	to	2.50	9.98	to	8.64
12/31/2018	58,269	10.91	to	10.65	74,625	1.19	1.25	to	2.50	(7.12)	to	(8.26)
12/31/2017	86,107	11.75	to	11.61	118,876	1.28	1.25	to	2.50	18.59	to	18.13
12/31/2016	94,948	1.17	to	1.15	110,628	1.07	1.45	to	1.85	0.51	to	0.12

TA Small/Mid Cap Value Service Class
12/31/2020	162,337	12.32	to	11.73	634,714	0.93	1.25	to	2.50	2.46	to	1.21
12/31/2019	239,758	12.02	to	11.59	919,399	0.70	1.25	to	2.50	23.40	to	21.89
12/31/2018	355,862	9.74	to	9.51	1,117,028	0.62	1.25	to	2.50	(12.73)	to	(13.81)
12/31/2017	463,465	11.17	to	11.03	1,675,118	0.94	1.25	to	2.50	13.62	to	13.17
12/31/2016	518,700	3.25	to	2.87	1,650,437	0.53	1.45	to	1.85	19.08	to	18.62

TA T. Rowe Price Small Cap Service Class
12/31/2020	155,667	17.20	to	16.38	696,071	-	1.25	to	2.50	21.78	to	20.30
12/31/2019	193,018	14.13	to	13.62	711,211	-	1.25	to	2.50	30.76	to	29.16
12/31/2018	189,797	10.80	to	10.54	537,065	-	1.25	to	2.50	(8.43)	to	(9.56)
12/31/2017	211,383	11.80	to	11.66	656,151	-	1.25	to	2.50	20.28	to	19.81
12/31/2016	225,894	2.66	to	2.58	584,076	-	1.45	to	1.85	9.42	to	8.99

35

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA WMC US Growth Service Class
12/31/2020	307,664	$23.04	to	$21.94	$1,336,823	-%	1.25%	to	2.50%	35.25%	to	33.60%
12/31/2019	392,731	17.04	to	16.43	1,268,353	-	1.25	to	2.50	37.95	to	36.27
12/31/2018	431,165	12.35	to	12.05	1,012,752	0.27	1.25	to	2.50	(1.27)	to	(2.49)
12/31/2017	472,729	12.51	to	12.36	1,129,778	0.21	1.25	to	2.50	27.03	to	26.53
12/31/2016	521,821	1.93	to	1.79	982,145	0.17	1.45	to	1.85	1.08	to	0.68
(1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

36

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

37

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

38